Average Annual Total Returns{- Fidelity Flex Freedom Blend 2040 Fund} - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 - Fidelity Flex Freedom Blend 2040 Fund	Fidelity Flex Freedom Blend 2040 Fund Return Before Taxes Past 1 year	Fidelity Flex Freedom Blend 2040 Fund Return Before Taxes Since Inception		Fidelity Flex Freedom Blend 2040 Fund After Taxes on Distributions Past 1 year	Fidelity Flex Freedom Blend 2040 Fund After Taxes on Distributions Since Inception		Fidelity Flex Freedom Blend 2040 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Freedom Blend 2040 Fund After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0270 Past 1 year	F0270 Since Inception
Total	18.38%	12.13%	[1]	16.54%	10.16%	[1]	11.75%	9.01%	[1]	18.40%	15.13%	[1]	16.54%	12.15%	[1]

[1]	(a)From June 8, 2017